SCHEDULE OF CONCENTRATION RISK (Details) - Customer Concentration Risk [Member]		3 Months Ended				6 Months Ended			12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023		Dec. 31, 2023
Revenue Benchmark [Member] | Customer A [Member]
Product Information [Line Items]
Customer B		14.00%		34.00%		16.00%	42.00%
Revenue Benchmark [Member] | Customer B [Member]
Product Information [Line Items]
Customer B			[1]		[1]	10.00%		[1]
Accounts Receivable [Member] | Customer A [Member]
Product Information [Line Items]
Customer B	[1]
Accounts Receivable [Member] | Customer B [Member]
Product Information [Line Items]
Customer B						11.00%			24.00%

[1]	Represents amounts less than 10%